Capital Group Core Plus Income ETF
Investment portfolio
March 31, 2024
unaudited
Bonds, notes & other debt instruments 98.46% Mortgage-backed obligations 42.84% Federal agency mortgage-backed obligations 30.91%	Principal amount (000)	Value (000)
Fannie Mae Pool #FS0647 3.00% 2/1/2052[1]	USD3,889	$3,419
Fannie Mae Pool #FS0893 3.00% 2/1/2052[1]	795	686
Fannie Mae Pool #FS1030 3.00% 3/1/2052[1]	877	755
Fannie Mae Pool #BV2954 3.00% 3/1/2052[1]	732	631
Fannie Mae Pool #BV3117 3.00% 3/1/2052[1]	729	628
Fannie Mae Pool #BU8933 3.00% 4/1/2052[1]	753	648
Fannie Mae Pool #FS1405 3.00% 4/1/2052[1]	748	644
Fannie Mae Pool #CB3361 3.00% 4/1/2052[1]	716	621
Fannie Mae Pool #CB3586 3.00% 5/1/2052[1]	2,650	2,284
Fannie Mae Pool #MA4919 5.50% 2/1/2053[1]	1,577	1,574
Fannie Mae Pool #FS4191 5.50% 3/1/2053[1]	371	369
Fannie Mae Pool #MA5010 5.50% 5/1/2053[1]	269	268
Fannie Mae Pool #MA5072 5.50% 7/1/2053[1]	2,022	2,013
Fannie Mae Pool #MA5107 5.50% 8/1/2053[1]	114	113
Fannie Mae Pool #MA5165 5.50% 10/1/2053[1]	472	470
Fannie Mae Pool #MA5166 6.00% 10/1/2053[1]	11,838	11,948
Fannie Mae Pool #MA5191 6.00% 11/1/2053[1]	3,027	3,055
Fannie Mae Pool #FS6668 5.50% 12/1/2053[1]	277	276
Fannie Mae Pool #FS6809 5.50% 2/1/2054[1]	266	265
Fannie Mae Pool #MA5296 5.50% 3/1/2054[1]	6,878	6,845
Fannie Mae Pool #CB8148 5.50% 3/1/2054[1]	3,091	3,090
Freddie Mac Pool #QC3826 3.00% 7/1/2051[1]	973	838
Freddie Mac Pool #QD5662 3.00% 1/1/2052[1]	972	837
Freddie Mac Pool #QD7819 3.00% 2/1/2052[1]	846	729
Freddie Mac Pool #QD7918 3.00% 3/1/2052[1]	858	739
Freddie Mac Pool #QD8673 3.00% 3/1/2052[1]	795	685
Freddie Mac Pool #SD8206 3.00% 4/1/2052[1]	879	757
Freddie Mac Pool #SD1156 3.00% 4/1/2052[1]	871	750
Freddie Mac Pool #RA7130 3.00% 4/1/2052[1]	830	715
Freddie Mac Pool #QE5301 3.50% 5/1/2052[1]	703	630
Freddie Mac Pool #QE8663 3.50% 5/1/2052[1]	552	495
Freddie Mac Pool #SD8214 3.50% 5/1/2052[1]	35	31
Freddie Mac Pool #QE4383 4.00% 6/1/2052[1]	783	727
Freddie Mac Pool #SD8331 5.50% 6/1/2053[1]	3,876	3,858
Freddie Mac Pool #SD8342 5.50% 6/1/2053[1]	2,185	2,175
Freddie Mac Pool #SD8362 5.50% 9/1/2053[1]	22,756	22,650
Freddie Mac Pool #SD8367 5.50% 10/1/2053[1]	1,737	1,729
Freddie Mac Pool #SD4977 5.00% 11/1/2053[1]	69,208	67,552
Freddie Mac Pool #SD8372 5.50% 11/1/2053[1]	6,081	6,052
Freddie Mac Pool #SD8408 5.50% 3/1/2054[1]	39,471	39,281
Freddie Mac Pool #SD8420 5.50% 4/1/2054[1]	9,314	9,269
Government National Mortgage Assn. Pool #MA8266 3.50% 9/20/2052[1]	5,352	4,871
Uniform Mortgage-Backed Security 2.00% 4/1/2054[1,2]	24,310	19,237
Uniform Mortgage-Backed Security 2.50% 4/1/2054[1,2]	57,170	47,262
Uniform Mortgage-Backed Security 3.00% 4/1/2054[1,2]	36,489	31,397
Capital Group Core Plus Income ETF — Page 1 of 23

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Uniform Mortgage-Backed Security 3.50% 4/1/2054[1,2]	USD27,066	$24,225
Uniform Mortgage-Backed Security 4.00% 4/1/2054[1,2]	11,591	10,735
Uniform Mortgage-Backed Security 4.50% 4/1/2054[1,2]	68,884	65,604
Uniform Mortgage-Backed Security 5.00% 4/1/2054[1,2]	29,405	28,694
Uniform Mortgage-Backed Security 5.50% 4/1/2054[1,2]	25,561	25,438
Uniform Mortgage-Backed Security 6.00% 4/1/2054[1,2]	84,968	85,755
Uniform Mortgage-Backed Security 6.50% 4/1/2054[1,2]	36,960	37,765
Uniform Mortgage-Backed Security 7.00% 4/1/2054[1,2]	2,760	2,845
Uniform Mortgage-Backed Security 3.50% 5/1/2054[1,2]	18,000	16,122
Uniform Mortgage-Backed Security 4.00% 5/1/2054[1,2]	31,700	29,372
Uniform Mortgage-Backed Security 7.00% 5/1/2054[1,2]	5,840	6,014
		636,437
Commercial mortgage-backed securities 10.27%
3650R Commercial Mortgage Trust, Series 2022-PF2, Class B, 5.29% 11/15/2055[1,3]	1,690	1,587
Bank Commercial Mortgage Trust, Series 2023-BNK45, Class B, 6.148% 2/15/2056[1,3]	1,873	1,918
Bank Commercial Mortgage Trust, Series 2023-BNK45, Class C, 6.279% 2/15/2056[1,3]	512	513
Bank Commercial Mortgage Trust, Series 2023-5YR1, Class AS, 6.411% 3/15/2056[1,3]	3,787	3,907
Bank Commercial Mortgage Trust, Series 2023-5YR1, Class B, 6.411% 3/15/2056[1,3]	2,641	2,599
Bank Commercial Mortgage Trust, Series 2023-5YR2, Class C, 7.164% 7/15/2028[1,3]	2,288	2,280
Bank Commercial Mortgage Trust, Series 2023-BNK46, Class B, 6.774% 8/15/2056[1,3]	4,200	4,538
Bank Commercial Mortgage Trust, Series 2023-BNK46, Class C, 6.774% 8/15/2056[1,3]	2,960	3,047
Bank Commercial Mortgage Trust, Series 2023-5YR3, Class C, 7.315% 9/15/2056[1,3]	2,818	2,846
Bank Commercial Mortgage Trust, Series 2023-5YR4, Class B, 7.534% 12/15/2056[1,3]	2,989	3,219
Bank Commercial Mortgage Trust, Series 2019-BN19, Class B, 3.647% 8/15/2061[1]	1,000	819
Bank Commercial Mortgage Trust, Series 2019-BN24, Class B, 3.455% 11/15/2062[1,3]	1,033	886
Bank Commercial Mortgage Trust, Series 2022-BNK40, Class B, 3.393% 3/15/2064[1,3]	273	227
Bank Commercial Mortgage Trust, Series 2022-BNK40, Class AS, 3.393% 3/15/2064[1,3]	250	214
Barclays Commercial Mortgage Securities, LLC, Series 2018-TALL, Class A, ((1-month USD CME Term SOFR + 0.047%) + 0.872%) 6.244% 3/15/2037[1,3,4]	2,927	2,813
Barclays Commercial Mortgage Securities, LLC, Series 2022-C18, Class C, 6.149% 12/15/2055[1,3]	1,355	1,316
Barclays Commercial Mortgage Securities, LLC, Series 2023-C19, Class B, 6.332% 4/15/2056[1,3]	948	974
Barclays Commercial Mortgage Securities, LLC, Series 2023-C19, Class C, 6.385% 4/15/2056[1,3]	1,253	1,247
Barclays Commercial Mortgage Securities, LLC, Series 2023-C20, Class C, 6.608% 7/15/2056[1,3]	1,882	1,865
Barclays Commercial Mortgage Securities, LLC, Series 2024-C24, Class C, 6.00% 2/15/2057[1]	276	275
Benchmark Mortgage Trust, Series 2020-B21, Class AS, 2.2543% 12/17/2053[1]	250	203
Benchmark Mortgage Trust, Series 2021-B23, Class A5, 2.07% 2/15/2054[1]	1,200	966
Benchmark Mortgage Trust, Series 2022-B35, Class C, 4.444% 5/15/2055[1,3]	2,005	1,560
Benchmark Mortgage Trust, Series 2023-V2, Class B, 6.769% 5/15/2050[1,3]	4,994	5,142
Benchmark Mortgage Trust, Series 2023-V2, Class C, 6.769% 5/15/2055[1,3]	3,464	3,502
Benchmark Mortgage Trust, Series 2023-B38, Class B, 6.245% 4/15/2056[1,3]	4,994	5,064
Benchmark Mortgage Trust, Series 2023-B38, Class C, 6.245% 4/15/2056[1,3]	2,996	2,633
Benchmark Mortgage Trust, Series 2023-V3, Class B, 6.924% 7/15/2056[1]	1,499	1,546
Benchmark Mortgage Trust, Series 2023-V3, Class C, 7.173% 7/15/2056[1,3]	2,644	2,689
Benchmark Mortgage Trust, Series 2024-V5, Class B, 6.059% 1/10/2057[1]	693	695
Benchmark Mortgage Trust, Series 2024-V5, Class AM, 6.417% 1/10/2057[1]	1,681	1,743
BLP Commercial Mortgage Trust, Series 2024-IND2, Class A, (1-month USD CME Term SOFR + 1.342%) 6.667% 3/15/2041[1,3,4]	3,138	3,143
BLP Commercial Mortgage Trust, Series 2024-IND2, Class D, (1-month USD CME Term SOFR + 2.59%) 7.89% 3/15/2041[1,3,4]	1,349	1,353
BMO Mortgage Trust, Series 2023-C4, Class B, 5.39647% 2/15/2056[1,3]	711	711
BMO Mortgage Trust, Series 2023-C5, Class B, 6.476% 6/15/2056[1,3]	1,873	1,966
BMO Mortgage Trust, Series 2023-C5, Class C, 6.627% 6/15/2056[1,3]	998	1,031
BMO Mortgage Trust, Series 2023-5C1, Class B, 6.96% 8/15/2056[1,3]	3,505	3,588
Capital Group Core Plus Income ETF — Page 2 of 23

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
BMO Mortgage Trust, Series 2023-5C1, Class C, 7.118% 8/15/2056[1,3]	USD1,075	$1,093
BMO Mortgage Trust, Series 2023-C6, Class B, 6.636% 9/15/2056[1,3]	1,550	1,657
BMO Mortgage Trust, Series 2024-5C3, Class B, 6.557% 2/15/2057[1,3]	1,115	1,144
BMO Mortgage Trust, Series 2024-5C3, Class C, 6.859% 2/15/2057[1,3]	443	448
BOCA Commercial Mortgage Trust, Series 2022-BOCA, Class A, (1-month USD CME Term SOFR + 1.77%) 7.095% 5/15/2039[1,3,4]	623	624
BOCA Commercial Mortgage Trust, Series 2022-BOCA, Class B, (1-month USD CME Term SOFR + 2.319%) 7.644% 5/15/2039[1,3,4]	317	319
BPR Trust, Series 2022-OANA, Class A, (1-month USD CME Term SOFR + 1.898%) 7.223% 4/15/2037[1,3,4]	8,000	8,049
BX Trust, Series 2022-CSMO, Class A, (1-month USD CME Term SOFR + 2.115%) 7.44% 6/15/2027[1,3,4]	716	720
BX Trust, Series 2021-SDMF, Class D, (1-month USD CME Term SOFR + 1.501%) 6.827% 9/15/2034[1,3,4]	480	471
BX Trust, Series 2021-VOLT, Class D, (1-month USD CME Term SOFR + 1.764%) 7.09% 9/15/2036[1,3,4]	2,480	2,447
BX Trust, Series 2021-VOLT, Class E, (1-month USD CME Term SOFR + 2.114%) 7.44% 9/15/2036[1,3,4]	4,000	3,948
BX Trust, Series 2021-ARIA, Class B, (1-month USD CME Term SOFR + 1.411%) 6.737% 10/15/2036[1,3,4]	2,976	2,938
BX Trust, Series 2022-IND, Class D, (1-month USD CME Term SOFR + 2.839%) 8.164% 4/15/2037[1,3,4]	120	121
BX Trust, Series 2022-AHP, Class A, (1-month USD CME Term SOFR + 0.99%) 6.315% 2/15/2039[1,3,4]	4,887	4,845
BX Trust, Series 2022-PSB, Class A, (1-month USD CME Term SOFR + 2.451%) 7.776% 8/15/2039[1,3,4]	670	675
BX Trust, Series 2023-VLT2, Class C, (1-month USD CME Term SOFR + 4.176%) 9.501% 6/15/2040[1,3,4]	2,500	2,516
BX Trust, Series 2023-VLT2, Class D, (1-month USD CME Term SOFR + 4.774%) 10.099% 6/15/2040[1,3,4]	6,000	6,024
BX Trust, Series 2022-GPA, Class B, (1-month USD CME Term SOFR + 2.664%) 7.985% 10/15/2039[1,3,4]	975	979
BX Trust, Series 2022-GPA, Class C, (1-month USD CME Term SOFR + 3.213%) 8.535% 10/15/2039[1,3,4]	617	620
BX Trust, Series 2022-GPA, Class D, (1-month USD CME Term SOFR + 4.061%) 9.385% 10/15/2039[1,3,4]	168	169
BX Trust, Series 2020-VIV2, Class C, 3.542% 3/9/2044[1,3,4]	2,000	1,741
BX Trust, Series 2020-VIV3, Class B, 3.544% 3/9/2044[1,3,4]	989	872
BXSC Commercial Mortgage Trust, Series 2022-WSS, Class B, (1-month USD CME Term SOFR + 2.092%) 7.417% 3/15/2035[1,3,4]	2,985	2,971
BXSC Commercial Mortgage Trust, Series 2022-WSS, Class D, (1-month USD CME Term SOFR + 3.188%) 8.513% 3/15/2035[1,3,4]	249	248
CENT Trust 2023-CITY, Series 2023-CITY, Class B, (1-month USD CME Term SOFR + 3.15%) 8.475% 9/15/2028[1,3,4]	3,354	3,388
Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class D, 5.852% 6/10/2028[1,3,4]	3,950	3,768
Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class C, 5.852% 6/10/2028[1,3,4]	1,225	1,211
Citigroup Commercial Mortgage Trust, Series 2015-GC27, Class C, 4.419% 2/10/2048[1,3]	448	427
Citigroup Commercial Mortgage Trust, Series 2020-GC46, Class B, 3.15% 2/15/2053[1,3]	840	663
DATA 2023-CNTR Mortgage Trust, Series 2023-CNTR, Class D, 5.728% 8/12/2043[1,3,4]	3,984	3,466
DC Commercial Mortgage Trust, Series 2023-DC, Class D, 7.14% 9/10/2040[1,3,4]	5,155	5,083
Extended Stay America Trust, Series 2021-ESH, Class B, (1-month USD CME Term SOFR + 1.494%) 6.82% 7/15/2038[1,3,4]	7,314	7,321
Extended Stay America Trust, Series 2021-ESH, Class D, (1-month USD CME Term SOFR + 2.364%) 7.69% 7/15/2038[1,3,4]	457	457
FIVE Mortgage Trust, Series 2023-V1, Class B, 6.297% 2/10/2056[1,3]	1,982	1,994
FIVE Mortgage Trust, Series 2023-V1, Class C, 6.297% 2/10/2056[1,3]	973	969
Great Wolf Trust, Series 2019-WOLF, Class A, (1-month USD CME Term SOFR + 1.348%) 6.474% 12/15/2036[1,4,5]	215	215
Great Wolf Trust, Series 2024-WOLF, Class C, (1-month USD CME Term SOFR + 2.391%) 7.691% 3/15/2039[1,3,4]	3,963	3,978
Great Wolf Trust, Series 2024-WOLF, Class D, (1-month USD CME Term SOFR + 2.89%) 8.19% 3/15/2039[1,3,4]	3,379	3,394
GS Mortgage Securities Trust., Series 2024-70P, Class B, 5.507% 3/10/2041[1,3,4]	2,174	2,159
GS Mortgage Securities Trust., Series 2024-70P, Class C, 5.881% 3/10/2041[1,3,4]	3,769	3,741
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C20, Class B, 4.16% 2/15/2048[1]	2,000	1,931
Morgan Stanley Capital I Trust, Series 2019-L3, Class B, 3.65% 11/15/2052[1,3]	750	642
MSFW Commercial Mortgage Trust, Series 2023-1, Class B, 6.683% 5/15/2033[1,3]	1,642	1,717
MSFW Commercial Mortgage Trust, Series 2023-1, Class C, 6.683% 5/15/2033[1,3]	1,698	1,677
Multifamily Connecticut Avenue Securities, Series 2020-1, Class M10, (30-day Average USD-SOFR + 3.864%) 9.185% 3/25/2050[1,3,4]	2,989	2,965
Capital Group Core Plus Income ETF — Page 3 of 23

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
Multifamily Connecticut Avenue Securities, Series 2023-01, Class M7, (30-day Average USD-SOFR + 4.00%) 9.32% 11/25/2053[1,3,4]	USD1,653	$1,690
Multifamily Connecticut Avenue Securities, Series 2023-01, Class M10, (30-day Average USD-SOFR + 6.50%) 11.82% 11/25/2053[1,3,4]	2,699	2,860
Multifamily Structured Credit Risk, Series 21-MN1, Class M2, (30-day Average USD-SOFR + 3.75%) 9.07% 1/25/2051[1,3,4]	910	894
ORL Trust, Series 2023-GLKS, Class C, (1-month USD CME Term SOFR + 3.651%) 8.976% 10/19/2036[1,3,4]	4,914	4,945
ORL Trust, Series 2023-GLKS, Class D, (1-month USD CME Term SOFR + 4.301%) 9.626% 10/19/2036[1,3,4]	6,283	6,327
SFO Commerical Mortgage Trust, Series 2021-555, Class A, (1-month USD CME Term SOFR + 1.264%) 6.59% 5/15/2038 (1-month USD CME Term SOFR + 1.514% on 5/15/2026)[1,4,5]	8,900	8,673
UBS Commercial Mortgage Trust, Series 2017-C1, Class AS, 3.724% 6/15/2050[1,4]	6,702	6,243
UBS Commercial Mortgage Trust, Series 2017-C3, Class C, 4.386% 8/15/2050[1,3]	1,583	1,449
Wells Fargo Commercial Mortgage Trust, Series 2016-C35, Class C, 4.176% 7/15/2048[1,3]	3,000	2,797
Wells Fargo Commercial Mortgage Trust, Series 2015-LC22, Class C, 4.54% 9/15/2058[1,3]	130	124
WMRK Commercial Mortgage Trust, Series 2022-WMRK, Class A, (1-month USD CME Term SOFR + 2.789%) 8.114% 11/15/2027[1,3,4]	1,646	1,656
WSTN Trust, Series 2023-MAUI, Class C, 7.69% 8/5/2027[1,3,4]	594	586
WSTN Trust, Series 2023-MAUI, Class D, 8.455% 8/5/2027[1,3,4]	1,820	1,809
		211,483
Collateralized mortgage-backed obligations (privately originated) 1.66%
Cascade Funding Mortgage Trust, Series 2023-HB12, Class M1, 4.25% 4/25/2033[1,3,4]	1,425	1,351
Connecticut Avenue Securities Trust, Series 2022-R03, Class 1M1, (30-day Average USD-SOFR + 2.10%) 7.42% 3/25/2042[1,3,4]	221	224
Connecticut Avenue Securities Trust, Series 2023-R04, Class 1M2, (30-day Average USD-SOFR + 3.55%) 8.87% 5/25/2043[1,3,4]	743	793
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2021-DNA6, Class M2, (30-day Average USD-SOFR + 1.50%) 6.82% 10/25/2041[1,3,4]	793	795
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA3, Class M1A, (30-day Average USD-SOFR + 2.00%) 7.32% 4/25/2042[1,3,4]	393	398
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA1, Class A1, (30-day Average USD-SOFR + 1.35%) 6.67% 2/25/2044[1,3,4]	3,619	3,633
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA3, Class B2, (30-day Average USD-SOFR + 9.464%) 14.785% 6/25/2050[1,3,4]	8,401	10,994
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA4, Class B2, (30-day Average USD-SOFR + 10.114%) 15.435% 8/25/2050[1,3,4]	5,500	7,417
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA5, Class B2, (30-day Average USD-SOFR + 11.50%) 16.829% 10/25/2050[1,3,4]	1,900	2,566
Legacy Mortgage Asset Trust, Series 2020-GS3, Class A1, 6.25% 5/25/2060 (7.25% on 4/25/2024)[1,4,5]	541	544
Legacy Mortgage Asset Trust, Series 2022-GS1, Class A1, 4.00% 2/25/2061 (7.00% on 4/25/2025)[1,4,5]	1,528	1,485
Progress Residential Trust, Series 2024-SFR1, Class E1, 3.85% 2/17/2041[1,4]	1,697	1,507
Progress Residential Trust, Series 2024-SFR1, Class E2, 3.85% 2/17/2041[1,4]	698	603
Progress Residential Trust, Series 2024-SFR2, Class E1, 3.40% 4/17/2041[1,3,4]	1,532	1,314
Progress Residential Trust, Series 2024-SFR2, Class E2, 3.65% 4/17/2041[1,3,4]	642	548
		34,172
Total mortgage-backed obligations		882,092
Corporate bonds, notes & loans 30.40% Financials 6.61%
AerCap Ireland Capital DAC 1.75% 1/30/2026	150	140
AG Issuer, LLC 6.25% 3/1/2028[4]	1,375	1,348
AG TTMT Escrow Issuer, LLC 8.625% 9/30/2027[4]	675	699
Capital Group Core Plus Income ETF — Page 4 of 23

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Alpha Bank SA 4.25% 2/13/2030 (5-year EUR Mid-Swap + 4.504% on 2/13/2025)[5]	EUR715	$757
Alpha Bank SA 4.25% 6/11/2031 (5-year EUR Mid-Swap + 5.823% on 6/11/2026)[5]	105	111
American Express Co. 5.043% 5/1/2034 (USD-SOFR + 1.835% on 5/1/2033)[5]	USD200	198
AmWINS Group, Inc. 6.375% 2/15/2029[4]	1,000	1,006
Aon Corp. 3.90% 2/28/2052	807	621
Aon North America, Inc. 5.45% 3/1/2034	930	941
Aretec Group, Inc. 7.50% 4/1/2029[4]	300	286
Aretec Group, Inc. 10.00% 8/15/2030[4]	840	919
Bangkok Bank Public Co., Ltd. 3.733% 9/25/2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.90% on 9/25/2029)[5]	1,230	1,098
Bangkok Bank Public Co., Ltd. 3.466% 9/23/2036 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.15% on 9/23/2031)[5]	1,000	844
Bank of America Corp. 4.948% 7/22/2028 (USD-SOFR + 2.04% on 7/22/2027)[5]	750	745
Bank of America Corp. 5.288% 4/25/2034 (USD-SOFR + 1.91% on 4/25/2033)[5]	3,230	3,222
Bank of America Corp. 5.872% 9/15/2034 (USD-SOFR + 1.84% on 9/15/2033)[5]	954	990
Bank of America Corp. 5.468% 1/23/2035 (3-month USD CME Term SOFR + 1.65% on 1/23/2034)[5]	1,725	1,737
Bank of East Asia, Ltd. 4.875% 4/22/2032 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.30% on 4/22/2027)[5]	650	611
Bank of Montreal 2.65% 3/8/2027	350	328
Bank of New York Mellon Corp. 5.188% 3/14/2035 (USD-SOFR + 1.418% on 3/14/2034)[5]	1,509	1,503
BBVA Bancomer, SA 8.45% 6/29/2038 (5-year UST Yield Curve Rate T Note Constant Maturity + 4.661% on 6/29/2033)[4,5]	1,055	1,115
BlackRock Funding, Inc. 5.00% 3/14/2034	1,560	1,567
BlackRock Funding, Inc. 5.25% 3/14/2054	1,710	1,720
BNP Paribas SA 2.591% 1/20/2028 (USD-SOFR + 1.228% on 1/20/2027)[4,5]	200	185
BNP Paribas SA 5.738% 2/20/2035 (USD-SOFR + 1.88% on 2/20/2034)[4,5]	4,150	4,176
Boost Newco Borrower, LLC 7.50% 1/15/2031[4]	1,200	1,257
Bread Financial Holdings, Inc. 9.75% 3/15/2029[4]	1,515	1,578
CaixaBank, SA 6.84% 9/13/2034 (USD-SOFR + 2.77% on 9/13/2033)[4,5]	1,400	1,497
CaixaBank, SA 6.037% 6/15/2035 (USD-SOFR + 2.26% on 9/15/2034)[4,5]	1,025	1,035
Capital One Financial Corp. 5.70% 2/1/2030 (USD-SOFR + 1.905% on 2/1/2029)[5]	1,700	1,715
Capital One Financial Corp. 6.377% 6/8/2034 (USD-SOFR + 2.86% on 6/8/2033)[5]	1,450	1,507
Capital One Financial Corp. 6.051% 2/1/2035 (USD-SOFR + 2.26% on 2/1/2034)[5]	2,216	2,257
Charles Schwab Corp. (The) 5.853% 5/19/2034 (USD-SOFR + 2.50% on 5/19/2033)[5]	1,592	1,631
Chubb INA Holdings, Inc. 5.00% 3/15/2034	905	909
Citigroup, Inc. 3.057% 1/25/2033 (USD-SOFR + 1.351% on 1/25/2032)[5]	840	714
Citigroup, Inc. 6.27% 11/17/2033 (USD-SOFR + 2.338% on 11/17/2032)[5]	1,754	1,853
Citigroup, Inc. 6.174% 5/25/2034 (USD-SOFR + 2.661% on 5/25/2033)[5]	1,730	1,758
Citigroup, Inc. 5.827% 2/13/2035 (USD-SOFR + 2.056% on 2/13/2034)[5]	100	99
Coinbase Global, Inc. 3.625% 10/1/2031[4]	350	283
Compass Group Diversified Holdings, LLC 5.25% 4/15/2029[4]	3,549	3,376
Compass Group Diversified Holdings, LLC 5.00% 1/15/2032[4]	1,630	1,459
Corebridge Financial, Inc. 3.90% 4/5/2032	741	667
Corebridge Financial, Inc. 4.35% 4/5/2042	98	83
Corebridge Financial, Inc. 4.40% 4/5/2052	1,335	1,090
Danske Bank AS 4.298% 4/1/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 4/1/2027)[4,5]	600	579
Deutsche Bank AG 5.706% 2/8/2028 (USD-SOFR + 1.594% on 2/8/2027)	943	942
Deutsche Bank AG 6.72% 1/18/2029 (USD-SOFR + 3.18% on 1/18/2028)[5]	700	724
Deutsche Bank AG 6.819% 11/20/2029 (USD-SOFR + 2.51% on 11/20/2028)[5]	1,750	1,831
Goldman Sachs Group, Inc. 3.102% 2/24/2033 (USD-SOFR + 1.41% on 2/24/2032)[5]	1,017	870
Goldman Sachs Group, Inc. 3.436% 2/24/2043 (USD-SOFR + 1.632% on 2/24/2042)[5]	4,243	3,289
Howden UK Refinance 2 PLC 8.125% 2/15/2032[4]	1,925	1,943
Howden UK Refinance PLC 7.25% 2/15/2031[4]	1,855	1,864
Capital Group Core Plus Income ETF — Page 5 of 23

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
HSBC Holdings PLC 5.402% 8/11/2033 (USD-SOFR + 2.87% on 8/11/2032)[5]	USD1,125	$1,122
HSBC Holdings PLC 5.719% 3/4/2035 (USD-SOFR + 1.78% on 3/4/2034)[5]	1,428	1,446
HSBC Holdings PLC 6.332% 3/9/2044 (USD-SOFR + 2.65% on 3/9/2043)[5]	2,869	3,079
HUB International, Ltd. 5.625% 12/1/2029[4]	300	282
HUB International, Ltd. 7.25% 6/15/2030[4]	2,350	2,417
ING Groep NV 4.017% 3/28/2028 (USD-SOFR + 1.83% on 3/28/2027)[5]	375	361
JPMorgan Chase & Co. 4.851% 7/25/2028 (USD-SOFR + 1.99% on 7/25/2027)[5]	338	335
JPMorgan Chase & Co. 5.35% 6/1/2034 (USD-SOFR + 1.845% on 6/1/2033)[5]	1,425	1,431
JPMorgan Chase & Co. 5.336% 1/23/2035 (USD-SOFR + 1.62% on 1/23/2034)[5]	400	402
Kasikornbank PCL (Hong Kong Branch) 3.343% 10/2/2031 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.70% on 10/2/2026)[5]	950	884
Lloyds Banking Group PLC 5.679% 1/5/2035 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 1/5/2034)[5]	2,095	2,109
Mastercard, Inc. 4.85% 3/9/2033	65	66
MetLife, Inc. 5.375% 7/15/2033	300	306
Metropolitan Life Global Funding I 5.15% 3/28/2033[4]	1,792	1,795
Metropolitan Life Global Funding I 5.05% 1/8/2034[4]	2,060	2,042
Morgan Stanley 4.21% 4/20/2028 (USD-SOFR + 1.61% on 4/20/2027)[5]	471	458
Morgan Stanley 5.123% 2/1/2029 (USD-SOFR + 1.73% on 2/1/2028)[5]	325	324
Morgan Stanley 5.164% 4/20/2029 (USD-SOFR + 1.59% on 4/20/2028)[5]	160	160
Morgan Stanley 4.889% 7/20/2033 (USD-SOFR + 2.077% on 7/20/2032)[5]	445	432
Morgan Stanley 5.25% 4/21/2034 (USD-SOFR + 1.87% on 4/21/2033)[5]	2,400	2,382
Morgan Stanley 5.424% 7/21/2034 (USD-SOFR + 1.88% on 7/21/2033)[5]	2,513	2,522
Morgan Stanley 5.466% 1/18/2035 (USD-SOFR + 1.73% on 1/18/2034)[5]	2,175	2,195
Morgan Stanley 5.942% 2/7/2039 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.80% on 2/7/2039)[5]	1,750	1,740
Nasdaq, Inc. 5.95% 8/15/2053	1,100	1,160
Nasdaq, Inc. 6.10% 6/28/2063	700	747
Navient Corp. 5.50% 3/15/2029	970	904
Navient Corp. 9.375% 7/25/2030	650	696
Navient Corp. 11.50% 3/15/2031	1,850	2,061
Navient Corp. 5.625% 8/1/2033	3,223	2,671
New York Life Global Funding 0.85% 1/15/2026[4]	125	116
New York Life Global Funding 4.55% 1/28/2033[4]	1,013	978
New York Life Global Funding 5.00% 1/9/2034[4]	2,160	2,138
PNC Financial Services Group, Inc. 6.875% 10/20/2034 (USD-SOFR + 2.284% on 10/20/2033)[5]	5,350	5,862
PNC Financial Services Group, Inc. 5.676% 1/22/2035 (USD-SOFR + 1.902% on 1/22/2034)[5]	23	23
State Street Corp. 4.821% 1/26/2034 (USD-SOFR + 1.567% on 1/26/2033)[5]	1,640	1,597
State Street Corp. 5.159% 5/18/2034 (USD-SOFR + 1.89% on 5/18/2033)[5]	678	675
Synchrony Financial 2.875% 10/28/2031	500	399
Synchrony Financial 7.25% 2/2/2033	475	472
Toronto-Dominion Bank (The) 2.00% 9/10/2031	90	74
Truist Financial Corp. 5.867% 6/8/2034 (USD-SOFR + 2.361% on 6/8/2033)[5]	1,180	1,195
Truist Financial Corp. 5.711% 1/24/2035 (USD-SOFR + 1.922% on 1/24/2034)[5]	2,074	2,084
U.S. Bancorp 5.836% 6/12/2034 (USD-SOFR + 2.26% on 6/10/2033)[5]	25	26
U.S. Bancorp 5.678% 1/23/2035 (USD-SOFR + 1.86% on 1/23/2034)[5]	3,775	3,813
UBS Group AG 3.091% 5/14/2032 (USD-SOFR + 1.73% on 5/14/2031)[4,5]	1,650	1,404
UBS Group AG 6.301% 9/22/2034 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.00% on 9/22/2033)[4,5]	1,600	1,676
UBS Group AG 5.699% 2/8/2035 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.77% on 2/8/2034)[4,5]	2,205	2,217
Wells Fargo & Co. 3.908% 4/25/2026 (USD-SOFR + 1.32% on 4/25/2025)[5]	469	460
Wells Fargo & Co. 4.808% 7/25/2028 (USD-SOFR + 1.98% on 7/25/2027)[5]	1,050	1,035
Wells Fargo & Co. 5.389% 4/24/2034 (USD-SOFR + 2.02% on 4/24/2033)[5]	3,045	3,027
Wells Fargo & Co. 5.557% 7/25/2034 (USD-SOFR + 1.99% on 7/25/2033)[5]	24	24
Capital Group Core Plus Income ETF — Page 6 of 23

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Wells Fargo & Co. 6.491% 10/23/2034 (USD-SOFR + 2.06% on 10/23/2033)[5]	USD4,149	$4,452
Wells Fargo & Co. 5.499% 1/23/2035 (USD-SOFR + 1.78% on 1/23/2034)[5]	1,500	1,504
Wells Fargo & Co. 4.611% 4/25/2053 (USD-SOFR + 2.13% on 4/25/2052)[5]	790	699
		136,156
Energy 4.58%
3R Lux SARL 9.75% 2/5/2031[4]	885	927
Apache Corp. 5.10% 9/1/2040	350	301
Apache Corp. 5.25% 2/1/2042	500	422
Apache Corp. 5.35% 7/1/2049	965	816
Ascent Resources Utica Holdings, LLC 7.00% 11/1/2026[4]	250	251
Baytex Energy Corp. 7.375% 3/15/2032[4]	1,145	1,157
Borr IHC, Ltd. 10.00% 11/15/2028[4]	2,125	2,219
Borr IHC, Ltd. 10.375% 11/15/2030[4]	900	940
BP Capital Markets America, Inc. 4.893% 9/11/2033	400	397
Cheniere Energy Partners, LP 4.00% 3/1/2031	789	718
Cheniere Energy Partners, LP 5.95% 6/30/2033	1,800	1,842
Cheniere Energy, Inc. 4.625% 10/15/2028	175	170
Chesapeake Energy Corp. 5.875% 2/1/2029[4]	425	422
Chesapeake Energy Corp. 6.75% 4/15/2029[4]	761	770
Chord Energy Corp. 6.375% 6/1/2026[4]	350	352
Civitas Resources, Inc. 8.375% 7/1/2028[4]	1,325	1,396
Civitas Resources, Inc. 8.625% 11/1/2030[4]	925	994
Civitas Resources, Inc. 8.75% 7/1/2031[4]	1,125	1,205
CNX Resources Corp. 7.375% 1/15/2031[4]	185	189
CNX Resources Corp. 7.25% 3/1/2032[4]	735	748
Comstock Resources, Inc. 5.875% 1/15/2030[4]	3,707	3,360
ConocoPhillips Co. 3.80% 3/15/2052	2,950	2,306
Crescent Energy Finance, LLC 9.25% 2/15/2028[4]	773	817
Crescent Energy Finance, LLC 7.625% 4/1/2032[4]	805	812
Ecopetrol SA 4.625% 11/2/2031	10	8
Ecopetrol SA 8.875% 1/13/2033	2,400	2,540
Ecopetrol SA 8.375% 1/19/2036	1,705	1,722
Enbridge, Inc. 6.70% 11/15/2053	2,144	2,425
Energy Transfer, LP 6.40% 12/1/2030	688	727
Energy Transfer, LP 6.55% 12/1/2033	1,682	1,807
Energy Transfer, LP 5.55% 5/15/2034	2,112	2,120
Energy Transfer, LP 5.95% 5/15/2054	1,500	1,498
EQM Midstream Partners, LP 6.00% 7/1/2025[4]	430	431
EQM Midstream Partners, LP 4.75% 1/15/2031[4]	2,194	2,042
Exxon Mobil Corp. 2.61% 10/15/2030	400	355
Exxon Mobil Corp. 3.452% 4/15/2051	2,055	1,558
Genesis Energy, LP 8.25% 1/15/2029	467	480
Global Partners, LP 8.25% 1/15/2032[4]	285	296
Harvest Midstream I, LP 7.50% 9/1/2028[4]	75	76
Hilcorp Energy I, LP 6.00% 4/15/2030[4]	135	132
Hilcorp Energy I, LP 6.25% 4/15/2032[4]	1,175	1,160
Hilcorp Energy I, LP 8.375% 11/1/2033[4]	1,110	1,204
Kinder Morgan, Inc. 5.20% 6/1/2033	715	705
Kinder Morgan, Inc. 5.40% 2/1/2034	2,774	2,764
Kinder Morgan, Inc. 3.60% 2/15/2051	2,985	2,086
Kinder Morgan, Inc. 5.45% 8/1/2052	145	137
Kinetik Holdings, LP 6.625% 12/15/2028[4]	740	754
MPLX, LP 4.95% 9/1/2032	1,228	1,193
Capital Group Core Plus Income ETF — Page 7 of 23

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Energy (continued)	Principal amount (000)	Value (000)
MPLX, LP 4.95% 3/14/2052	USD1,430	$1,257
MPLX, LP 5.65% 3/1/2053	3,168	3,101
MV24 Capital BV 6.748% 6/1/2034	726	683
New Fortress Energy, Inc. 6.50% 9/30/2026[4]	2,716	2,617
New Fortress Energy, Inc. 8.75% 3/15/2029[4]	1,525	1,521
NGL Energy Operating, LLC 8.125% 2/15/2029[4]	1,025	1,050
NGL Energy Operating, LLC 8.375% 2/15/2032[4]	2,680	2,749
Noble Finance II, LLC 8.00% 4/15/2030[4]	150	156
Northern Oil and Gas, Inc. 8.75% 6/15/2031[4]	635	671
Occidental Petroleum Corp. 6.125% 1/1/2031	415	430
Occidental Petroleum Corp. 6.60% 3/15/2046	1,875	2,022
ONEOK, Inc. 4.00% 7/13/2027	50	48
ONEOK, Inc. 5.80% 11/1/2030	236	243
ONEOK, Inc. 6.35% 1/15/2031	40	42
ONEOK, Inc. 6.05% 9/1/2033	1,757	1,833
ONEOK, Inc. 4.50% 3/15/2050	75	62
ONEOK, Inc. 7.15% 1/15/2051	150	169
ONEOK, Inc. 6.625% 9/1/2053	679	749
Permian Resources Operating, LLC 9.875% 7/15/2031[4]	820	914
Permian Resources Operating, LLC 7.00% 1/15/2032[4]	285	296
Petrobras Global Finance BV 5.60% 1/3/2031	611	594
Petroleos Mexicanos 6.49% 1/23/2027	1,475	1,392
Petroleos Mexicanos 6.70% 2/16/2032	200	166
Raizen Fuels Finance SA 6.45% 3/5/2034[4]	260	267
Raizen Fuels Finance SA 6.95% 3/5/2054[4]	275	283
Seadrill Finance, Ltd. 8.375% 8/1/2030[4]	210	221
Shell International Finance BV 2.75% 4/6/2030	75	67
Shell International Finance BV 3.00% 11/26/2051	4,767	3,259
Southwestern Energy Co. 4.75% 2/1/2032	2,281	2,102
Sunoco, LP 4.50% 4/30/2030	150	137
Talos Production, Inc. 9.00% 2/1/2029[4]	705	749
Talos Production, Inc. 9.375% 2/1/2031[4]	185	197
Transocean Aquila, Ltd. 8.00% 9/30/2028[4]	440	453
Transocean, Inc. 8.00% 2/1/2027[4]	800	795
Transocean, Inc. 8.75% 2/15/2030[4]	611	638
Transocean, Inc. 6.80% 3/15/2038	2,005	1,684
USA Compression Partners, LP 7.125% 3/15/2029[4]	1,340	1,358
Venture Global Calcasieu Pass, LLC 6.25% 1/15/2030[4]	1,249	1,258
Venture Global Calcasieu Pass, LLC 4.125% 8/15/2031[4]	1,894	1,686
Venture Global LNG, Inc. 8.125% 6/1/2028[4]	750	766
Venture Global LNG, Inc. 8.375% 6/1/2031[4]	465	480
Vital Energy, Inc. 7.875% 4/15/2032[4]	1,655	1,683
Weatherford International, Ltd. 8.625% 4/30/2030[4]	125	131
Williams Companies, Inc. 2.60% 3/15/2031	55	47
Williams Companies, Inc. 5.15% 3/15/2034	1,479	1,466
		94,243
Health care 3.87%
AbbVie, Inc. 5.05% 3/15/2034	5,500	5,571
AbbVie, Inc. 5.35% 3/15/2044	125	127
AbbVie, Inc. 5.40% 3/15/2054	2,650	2,730
AbbVie, Inc. 5.50% 3/15/2064	1,250	1,287
Amgen, Inc. 5.25% 3/2/2030	623	633
Amgen, Inc. 4.20% 3/1/2033	1,515	1,417
Capital Group Core Plus Income ETF — Page 8 of 23

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Health care (continued)	Principal amount (000)	Value (000)
Amgen, Inc. 5.25% 3/2/2033	USD1,595	$1,609
Amgen, Inc. 4.875% 3/1/2053	275	251
Amgen, Inc. 5.65% 3/2/2053	6,194	6,316
Amgen, Inc. 5.75% 3/2/2063	1,080	1,102
AstraZeneca Finance, LLC 4.90% 2/26/2031	275	276
AstraZeneca Finance, LLC 5.00% 2/26/2034	1,725	1,733
Bausch Health Companies, Inc. 6.125% 2/1/2027[4]	75	47
Bausch Health Companies, Inc. 5.25% 2/15/2031[4]	110	45
Baxter International, Inc. 2.539% 2/1/2032	822	679
Baxter International, Inc. 3.132% 12/1/2051	3,881	2,545
Bayer US Finance, LLC 6.50% 11/21/2033[4]	2,103	2,141
Bayer US Finance, LLC 6.875% 11/21/2053[4]	1,773	1,820
Bristol-Myers Squibb Co. 5.10% 2/22/2031	800	808
Bristol-Myers Squibb Co. 5.20% 2/22/2034	6,500	6,603
Bristol-Myers Squibb Co. 5.50% 2/22/2044	325	333
Bristol-Myers Squibb Co. 5.55% 2/22/2054	1,475	1,518
Bristol-Myers Squibb Co. 5.65% 2/22/2064	705	726
Centene Corp. 2.45% 7/15/2028	1,865	1,656
Centene Corp. 2.625% 8/1/2031	2,895	2,379
CHS / Community Health Systems, Inc. 5.25% 5/15/2030[4]	75	61
CVS Health Corp. 1.875% 2/28/2031	50	41
CVS Health Corp. 5.30% 6/1/2033	250	251
CVS Health Corp. 5.875% 6/1/2053	3,213	3,271
CVS Health Corp. 6.00% 6/1/2063	781	807
Elevance Health, Inc. 4.10% 5/15/2032	423	396
Elevance Health, Inc. 4.55% 5/15/2052	203	179
HCA, Inc. 3.625% 3/15/2032	79	70
Humana, Inc. 5.75% 4/15/2054	1,117	1,125
Molina Healthcare, Inc. 3.875% 11/15/2030[4]	614	546
Molina Healthcare, Inc. 3.875% 5/15/2032[4]	2,765	2,410
Owens & Minor, Inc. 6.25% 4/1/2030[4]	1,265	1,257
Pfizer Investment Enterprises Pte., Ltd. 4.75% 5/19/2033	1,051	1,035
Pfizer Investment Enterprises Pte., Ltd. 5.11% 5/19/2043	1,500	1,468
Pfizer Investment Enterprises Pte., Ltd. 5.30% 5/19/2053	4,473	4,450
Radiology Partners, Inc. 7.775% 1/31/2029[4]	592	550
Radiology Partners, Inc., Term Loan B, (3-month USD CME Term SOFR + 4.25%) 10.179% 1/31/2029[3,6]	36	35
Roche Holdings, Inc. 2.076% 12/13/2031[4]	600	494
Roche Holdings, Inc. 5.593% 11/13/2033[4]	750	787
Roche Holdings, Inc. 4.985% 3/8/2034[4]	3,630	3,657
Tenet Healthcare Corp. 6.75% 5/15/2031[4]	200	204
Teva Pharmaceutical Finance Netherlands III BV 3.15% 10/1/2026	2,026	1,896
Teva Pharmaceutical Finance Netherlands III BV 4.75% 5/9/2027	1,500	1,454
Teva Pharmaceutical Finance Netherlands III BV 6.75% 3/1/2028	482	494
Teva Pharmaceutical Finance Netherlands III BV 5.125% 5/9/2029	3,571	3,435
Teva Pharmaceutical Finance Netherlands III BV 7.875% 9/15/2029	1,300	1,397
Teva Pharmaceutical Finance Netherlands III BV 8.125% 9/15/2031	1,589	1,745
Teva Pharmaceutical Finance Netherlands III BV 4.10% 10/1/2046	1,768	1,220
UnitedHealth Group, Inc. 4.20% 5/15/2032	230	219
UnitedHealth Group, Inc. 4.75% 5/15/2052	355	329
		79,635
Capital Group Core Plus Income ETF — Page 9 of 23

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Utilities 2.50%	Principal amount (000)	Value (000)
Aegea Finance SARL 9.00% 1/20/2031[4]	USD855	$906
AES Panama Generation Holdings, SRL 4.375% 5/31/2030[4]	196	171
Alabama Power Co. 3.94% 9/1/2032	525	487
Alabama Power Co. 5.85% 11/15/2033	300	316
Consumers Energy Co. 3.60% 8/15/2032	415	376
Consumers Energy Co. 4.625% 5/15/2033	625	609
Duke Energy Corp. 4.50% 8/15/2032	860	816
Duke Energy Corp. 6.10% 9/15/2053	300	317
Edison International 6.95% 11/15/2029	510	547
Electricité de France SA 9.125% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.411% on 6/15/2033)[4,5]	1,000	1,104
Entergy Louisiana, LLC 4.75% 9/15/2052	200	179
Eversource Energy 5.50% 1/1/2034	1,425	1,426
FirstEnergy Corp. 2.65% 3/1/2030	2,390	2,057
FirstEnergy Corp. 2.25% 9/1/2030	985	820
FirstEnergy Corp. 3.40% 3/1/2050	1,161	801
Florida Power & Light Co. 5.30% 4/1/2053	60	60
NiSource, Inc. 5.40% 6/30/2033	250	252
Northern States Power Co. 2.60% 6/1/2051	50	31
Pacific Gas and Electric Co. 3.15% 1/1/2026	40	38
Pacific Gas and Electric Co. 4.65% 8/1/2028	600	581
Pacific Gas and Electric Co. 4.55% 7/1/2030	755	718
Pacific Gas and Electric Co. 3.25% 6/1/2031	200	174
Pacific Gas and Electric Co. 5.90% 6/15/2032	750	763
Pacific Gas and Electric Co. 6.15% 1/15/2033	200	206
Pacific Gas and Electric Co. 6.40% 6/15/2033	1,700	1,792
Pacific Gas and Electric Co. 6.95% 3/15/2034	350	383
Pacific Gas and Electric Co. 3.50% 8/1/2050	9,275	6,345
Pacific Gas and Electric Co. 6.75% 1/15/2053	3,580	3,905
PacifiCorp 5.45% 2/15/2034	2,713	2,723
PacifiCorp 5.35% 12/1/2053	1,225	1,142
PacifiCorp 5.50% 5/15/2054	1,800	1,734
PacifiCorp 5.80% 1/15/2055	3,380	3,336
PG&E Corp. 5.25% 7/1/2030	996	948
Public Service Company of Colorado 3.20% 3/1/2050	1,505	1,025
Public Service Company of Colorado 2.70% 1/15/2051	1,875	1,135
Public Service Company of Colorado 5.25% 4/1/2053	818	777
Southern California Edison Co. 2.75% 2/1/2032	864	732
Southern California Edison Co. 5.20% 6/1/2034	3,600	3,566
Southern California Edison Co. 2.95% 2/1/2051	2,120	1,379
Southern California Edison Co. 3.45% 2/1/2052	5,390	3,815
Southern California Edison Co. 5.75% 4/15/2054	1,160	1,178
Talen Energy Supply, LLC 8.625% 6/1/2030[4]	1,567	1,677
Xcel Energy, Inc. 4.60% 6/1/2032	75	71
		51,418
Industrials 2.43%
Ambipar Lux SARL 9.875% 2/6/2031[4]	1,049	1,052
BAE Systems PLC 5.30% 3/26/2034[4]	1,664	1,673
Boeing Co. 2.75% 2/1/2026	115	109
Boeing Co. 3.625% 2/1/2031	1,992	1,755
Boeing Co. 3.60% 5/1/2034	3,448	2,859
Boeing Co. 5.705% 5/1/2040	655	627
Boeing Co. 5.805% 5/1/2050	5,290	5,010
Capital Group Core Plus Income ETF — Page 10 of 23

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Industrials (continued)	Principal amount (000)	Value (000)
Boeing Co. 5.93% 5/1/2060	USD900	$845
Bombardier, Inc. 7.125% 6/15/2026[4]	194	197
Bombardier, Inc. 7.875% 4/15/2027[4]	1,392	1,394
Bombardier, Inc. 6.00% 2/15/2028[4]	1,021	1,005
Bombardier, Inc. 7.50% 2/1/2029[4]	840	866
Bombardier, Inc. 8.75% 11/15/2030[4]	550	588
Burlington Northern Santa Fe, LLC 5.20% 4/15/2054	2,035	2,019
Canadian Pacific Railway Co. 3.10% 12/2/2051	3,485	2,407
Carrier Global Corp. 2.722% 2/15/2030	130	115
Carrier Global Corp. 2.70% 2/15/2031	246	212
Carrier Global Corp. 5.90% 3/15/2034	1,335	1,404
Carrier Global Corp. 3.577% 4/5/2050	1,101	821
Carrier Global Corp. 6.20% 3/15/2054	1,457	1,606
Clean Harbors, Inc. 6.375% 2/1/2031[4]	73	74
CoreLogic, Inc. 4.50% 5/1/2028[4]	300	269
Icahn Enterprises, LP 6.375% 12/15/2025	250	248
Icahn Enterprises, LP 9.75% 1/15/2029[4]	1,949	2,037
IRB Infrastructure Developers, Ltd. 7.11% 3/11/2032[4]	685	695
Lockheed Martin Corp. 5.70% 11/15/2054	212	226
Mileage Plus Holdings, LLC 6.50% 6/20/2027[4]	39	39
Norfolk Southern Corp. 4.45% 3/1/2033	78	75
Norfolk Southern Corp. 5.35% 8/1/2054	3,174	3,153
Regal Rexnord Corp. 6.30% 2/15/2030[4]	975	999
Regal Rexnord Corp. 6.40% 4/15/2033[4]	1,497	1,554
Ritchie Bros. Holdings, Inc. 7.75% 3/15/2031[4]	35	37
RTX Corp. 6.10% 3/15/2034	877	938
RTX Corp. 2.82% 9/1/2051	925	589
RTX Corp. 5.375% 2/27/2053	2,017	1,991
RTX Corp. 6.40% 3/15/2054	2,057	2,329
Spirit AeroSystems, Inc. 9.375% 11/30/2029[4]	1,583	1,729
Spirit AeroSystems, Inc. 9.75% 11/15/2030[4]	925	1,036
TransDigm, Inc. 6.75% 8/15/2028[4]	115	117
TransDigm, Inc. 4.625% 1/15/2029	838	779
TransDigm, Inc. 6.625% 3/1/2032[4]	1,400	1,416
Triumph Group, Inc. 9.00% 3/15/2028[4]	848	895
Union Pacific Corp. 2.80% 2/14/2032	409	355
Union Pacific Corp. 2.95% 3/10/2052	1,885	1,269
Union Pacific Corp. 4.95% 5/15/2053	675	653
United Airlines, Inc. 4.625% 4/15/2029[4]	100	93
		50,159
Materials 2.13%
Anglo American Capital PLC 2.25% 3/17/2028[4]	200	178
Anglo American Capital PLC 4.75% 3/16/2052[4]	200	169
Ball Corp. 6.875% 3/15/2028	590	606
Ball Corp. 6.00% 6/15/2029	200	202
BHP Billiton Finance (USA), Ltd. 4.90% 2/28/2033	314	311
BHP Billiton Finance (USA), Ltd. 5.25% 9/8/2033	1,146	1,160
BHP Billiton Finance (USA), Ltd. 5.50% 9/8/2053	1,227	1,269
Braskem Idesa SAPI 6.99% 2/20/2032	200	155
Braskem Netherlands Finance BV 8.75% 1/12/2031[4]	1,530	1,588
Braskem Netherlands Finance BV 7.25% 2/13/2033	1,895	1,824
Braskem Netherlands Finance BV 7.25% 2/13/2033[4]	475	457
Celanese US Holdings, LLC 6.35% 11/15/2028	1,044	1,082
Capital Group Core Plus Income ETF — Page 11 of 23

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Materials (continued)	Principal amount (000)	Value (000)
Celanese US Holdings, LLC 6.379% 7/15/2032	USD539	$560
Celanese US Holdings, LLC 6.70% 11/15/2033	807	861
Cleveland-Cliffs, Inc. 4.875% 3/1/2031[4]	300	273
Consolidated Energy Finance SA 12.00% 2/15/2031[4]	2,500	2,614
CSN Resources SA 8.875% 12/5/2030[4]	1,700	1,755
Dow Chemical Co. (The) 5.15% 2/15/2034	1,366	1,362
Dow Chemical Co. (The) 5.55% 11/30/2048	246	240
Dow Chemical Co. (The) 3.60% 11/15/2050	770	562
Dow Chemical Co. (The) 6.90% 5/15/2053	107	124
Dow Chemical Co. (The) 5.60% 2/15/2054	2,271	2,264
Eastman Chemical Co. 5.625% 2/20/2034	1,193	1,200
EIDP, Inc. 4.80% 5/15/2033	695	686
First Quantum Minerals, Ltd. 6.875% 10/15/2027[4]	2,700	2,592
First Quantum Minerals, Ltd. 9.375% 3/1/2029[4]	3,075	3,189
FXI Holdings, Inc. 12.25% 11/15/2026[4]	2,900	2,911
International Flavors & Fragrances, Inc. 2.30% 11/1/2030[4]	230	191
International Flavors & Fragrances, Inc. 3.468% 12/1/2050[4]	2,535	1,691
LABL, Inc. 5.875% 11/1/2028[4]	75	69
LABL, Inc. 9.50% 11/1/2028[4]	328	332
LSB Industries, Inc. 6.25% 10/15/2028[4]	698	672
Mauser Packaging Solutions Holding Co. 7.875% 8/15/2026[4]	696	710
Mineral Resources, Ltd. 9.25% 10/1/2028[4]	1,030	1,086
NOVA Chemicals Corp. 8.50% 11/15/2028[4]	890	948
NOVA Chemicals Corp. 4.25% 5/15/2029[4]	1,360	1,166
NOVA Chemicals Corp. 9.00% 2/15/2030[4]	1,260	1,302
OCI NV 6.70% 3/16/2033[4]	699	697
Sasol Financing USA, LLC 8.75% 5/3/2029[4]	1,065	1,087
Sasol Financing USA, LLC 5.50% 3/18/2031	1,100	928
SCIH Salt Holdings, Inc. 4.875% 5/1/2028[4]	742	692
Sealed Air Corp. 6.125% 2/1/2028[4]	607	609
Stillwater Mining Co. 4.00% 11/16/2026[7]	600	537
Stillwater Mining Co. 4.50% 11/16/2029[7]	1,350	1,066
		43,977
Communication services 2.07%
AT&T, Inc. 2.55% 12/1/2033	2,050	1,643
AT&T, Inc. 5.40% 2/15/2034	150	152
AT&T, Inc. 3.55% 9/15/2055	800	560
CCO Holdings, LLC 4.75% 2/1/2032[4]	1,314	1,074
CCO Holdings, LLC 4.50% 5/1/2032	300	241
CCO Holdings, LLC 4.50% 6/1/2033[4]	2,185	1,709
CCO Holdings, LLC 4.25% 1/15/2034[4]	3,817	2,885
Charter Communications Operating, LLC 4.40% 4/1/2033	660	585
Charter Communications Operating, LLC 3.70% 4/1/2051	3,755	2,325
Charter Communications Operating, LLC 3.90% 6/1/2052	5,725	3,645
Charter Communications Operating, LLC 5.25% 4/1/2053	5,525	4,380
Comcast Corp. 2.887% 11/1/2051	2,625	1,705
Comcast Corp. 5.50% 5/15/2064	250	250
DISH DBS Corp. 5.875% 11/15/2024	248	238
DISH Network Corp. 11.75% 11/15/2027[4]	1,350	1,380
Frontier Communications Holdings, LLC 5.00% 5/1/2028[4]	711	660
Gray Television, Inc. 4.75% 10/15/2030[4]	180	118
Gray Television, Inc. 5.375% 11/15/2031[4]	2,675	1,757
Meta Platforms, Inc. 4.45% 8/15/2052	775	689
Capital Group Core Plus Income ETF — Page 12 of 23

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Communication services (continued)	Principal amount (000)	Value (000)
Midas OpCo Holdings, LLC 5.625% 8/15/2029[4]	USD100	$91
Netflix, Inc. 4.875% 4/15/2028	876	875
News Corp. 3.875% 5/15/2029[4]	369	338
Sirius XM Radio, Inc. 4.00% 7/15/2028[4]	564	516
Sirius XM Radio, Inc. 3.875% 9/1/2031[4]	2,669	2,227
T-Mobile USA, Inc. 5.05% 7/15/2033	721	713
T-Mobile USA, Inc. 5.15% 4/15/2034	150	150
T-Mobile USA, Inc. 3.40% 10/15/2052	3,345	2,375
T-Mobile USA, Inc. 5.75% 1/15/2054	752	779
T-Mobile USA, Inc. 6.00% 6/15/2054	1,105	1,182
Univision Communications, Inc. 8.00% 8/15/2028[4]	430	438
Univision Communications, Inc. 4.50% 5/1/2029[4]	4,300	3,846
Univision Communications, Inc. 7.375% 6/30/2030[4]	1,300	1,287
Verizon Communications, Inc. 1.75% 1/20/2031	400	325
Verizon Communications, Inc. 2.55% 3/21/2031	97	83
Verizon Communications, Inc. 2.875% 11/20/2050	482	315
Verizon Communications, Inc. 3.55% 3/22/2051	200	149
Verizon Communications, Inc. 3.875% 3/1/2052	1,132	891
		42,576
Consumer discretionary 1.95%
Advance Auto Parts, Inc. 3.90% 4/15/2030	975	885
Advance Auto Parts, Inc. 3.50% 3/15/2032	1,200	1,030
Allied Universal Holdco, LLC 4.625% 6/1/2028[4]	2,242	2,050
Amazon.com, Inc. 2.10% 5/12/2031	100	85
Amazon.com, Inc. 3.60% 4/13/2032	600	559
Amazon.com, Inc. 3.95% 4/13/2052	400	336
Atlas LuxCo 4 SARL 4.625% 6/1/2028[4]	470	428
AutoNation, Inc. 3.85% 3/1/2032	300	267
Caesars Entertainment, Inc. 4.625% 10/15/2029[4]	550	502
Carnival Corp. 5.75% 3/1/2027[4]	1,250	1,238
Carnival Corp. 6.00% 5/1/2029[4]	2,205	2,177
Carnival Corp. 7.00% 8/15/2029[4]	520	543
Carnival Corp. 10.50% 6/1/2030[4]	540	591
Daimler Trucks Finance North America, LLC 3.65% 4/7/2027[4]	350	336
Fertitta Entertainment, LLC 4.625% 1/15/2029[4]	350	321
Ford Motor Co. 3.25% 2/12/2032	790	658
Ford Motor Co. 4.75% 1/15/2043	495	411
Ford Motor Co. 5.291% 12/8/2046	1,066	949
Ford Motor Credit Co., LLC 2.30% 2/10/2025	980	951
Ford Motor Credit Co., LLC 5.125% 6/16/2025	837	830
Ford Motor Credit Co., LLC 6.95% 6/10/2026	600	613
Ford Motor Credit Co., LLC 2.70% 8/10/2026	1,475	1,375
Ford Motor Credit Co., LLC 4.95% 5/28/2027	1,065	1,040
Ford Motor Credit Co., LLC 5.113% 5/3/2029	150	146
Ford Motor Credit Co., LLC 7.20% 6/10/2030	2,900	3,080
Ford Motor Credit Co., LLC 7.122% 11/7/2033	678	730
General Motors Financial Co., Inc. 2.35% 2/26/2027	75	69
Hanesbrands, Inc. 9.00% 2/15/2031[4]	1,744	1,793
Hanesbrands, Inc., Term Loan B, (3-month USD CME Term SOFR + 3.75%) 9.08% 3/8/2030[3,6]	253	254
Home Depot, Inc. 1.375% 3/15/2031	125	100
Hyundai Capital America 1.65% 9/17/2026[4]	100	91
International Game Technology PLC 5.25% 1/15/2029[4]	650	629
LCM Investments Holdings II, LLC 4.875% 5/1/2029[4]	1,335	1,228
Capital Group Core Plus Income ETF — Page 13 of 23

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
LCM Investments Holdings II, LLC 8.25% 8/1/2031[4]	USD2,120	$2,220
Lithia Motors, Inc. 3.875% 6/1/2029[4]	308	278
Lithia Motors, Inc. 4.375% 1/15/2031[4]	650	583
Macy’s Retail Holdings, LLC 5.875% 3/15/2030[4]	50	49
Party City Holdings, Inc. 12.00% 12/31/2028[4]	136	129
Royal Caribbean Cruises, Ltd. 5.375% 7/15/2027[4]	650	641
Royal Caribbean Cruises, Ltd. 3.70% 3/15/2028	1,510	1,406
Royal Caribbean Cruises, Ltd. 5.50% 4/1/2028[4]	706	698
Royal Caribbean Cruises, Ltd. 8.25% 1/15/2029[4]	800	847
Scientific Games Holdings, LP 6.625% 3/1/2030[4]	975	943
Sonic Automotive, Inc. 4.625% 11/15/2029[4]	485	435
Sonic Automotive, Inc. 4.875% 11/15/2031[4]	4,863	4,261
Tapestry, Inc. 7.85% 11/27/2033	885	961
Wynn Resorts Finance, LLC 7.125% 2/15/2031[4]	314	325
		40,071
Real estate 1.82%
Boston Properties, LP 2.55% 4/1/2032	1,481	1,172
Boston Properties, LP 2.45% 10/1/2033	2,150	1,621
Boston Properties, LP 6.50% 1/15/2034	2,126	2,207
Crown Castle, Inc. 5.00% 1/11/2028	140	139
Crown Castle, Inc. 5.80% 3/1/2034	1,928	1,973
Equinix, Inc. 3.40% 2/15/2052	700	490
Howard Hughes Corp. (The) 4.375% 2/1/2031[4]	1,175	1,021
Hudson Pacific Properties, LP 3.25% 1/15/2030	2,180	1,681
Kennedy-Wilson, Inc. 4.75% 3/1/2029	1,325	1,092
Kennedy-Wilson, Inc. 4.75% 2/1/2030	2,892	2,310
Kennedy-Wilson, Inc. 5.00% 3/1/2031	3,225	2,513
Kilroy Realty, LP 2.65% 11/15/2033	700	519
Kilroy Realty, LP 6.25% 1/15/2036	3,659	3,577
Ladder Capital Finance Holdings LLLP 4.75% 6/15/2029[4]	1,550	1,410
Prologis, LP 5.125% 1/15/2034	1,725	1,733
Prologis, LP 5.00% 3/15/2034	1,305	1,298
Prologis, LP 5.25% 6/15/2053	514	506
Prologis, LP 5.25% 3/15/2054	580	570
Public Storage Operating Co. 5.35% 8/1/2053	1,162	1,168
Service Properties Trust 4.75% 10/1/2026	1,625	1,516
Service Properties Trust 3.95% 1/15/2028	1,145	981
Service Properties Trust 4.95% 10/1/2029	1,450	1,189
Service Properties Trust 4.375% 2/15/2030	2,657	2,031
Service Properties Trust 8.625% 11/15/2031[4]	2,245	2,397
Sun Communities Operating, LP 2.70% 7/15/2031	40	33
Sun Communities Operating, LP 4.20% 4/15/2032	649	584
VICI Properties, LP 3.875% 2/15/2029[4]	75	69
VICI Properties, LP 4.125% 8/15/2030[4]	250	228
VICI Properties, LP 5.125% 5/15/2032	1,430	1,369
		37,397
Consumer staples 1.49%
7-Eleven, Inc. 1.80% 2/10/2031[4]	975	784
7-Eleven, Inc. 2.80% 2/10/2051[4]	2,969	1,846
B&G Foods, Inc. 5.25% 9/15/2027	400	374
BAT Capital Corp. 2.259% 3/25/2028	100	89
BAT Capital Corp. 4.742% 3/16/2032	250	239
Capital Group Core Plus Income ETF — Page 14 of 23

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer staples (continued)	Principal amount (000)	Value (000)
BAT Capital Corp. 6.421% 8/2/2033	USD573	$600
BAT Capital Corp. 6.00% 2/20/2034	1,790	1,814
BAT Capital Corp. 4.758% 9/6/2049	1,351	1,076
BAT Capital Corp. 3.984% 9/25/2050	4,112	2,896
BAT Capital Corp. 5.65% 3/16/2052	929	839
BAT Capital Corp. 7.081% 8/2/2053	5,125	5,530
Campbell Soup Co. 5.40% 3/21/2034	1,577	1,590
Constellation Brands, Inc. 4.35% 5/9/2027	326	319
Constellation Brands, Inc. 4.75% 5/9/2032	1,583	1,547
Constellation Brands, Inc. 4.90% 5/1/2033	886	870
Coty, Inc. 6.625% 7/15/2030[4]	490	498
J. M. Smucker Co. (The) 6.20% 11/15/2033	372	397
J. M. Smucker Co. (The) 6.50% 11/15/2043	96	104
J. M. Smucker Co. (The) 6.50% 11/15/2053	269	299
Keurig Dr Pepper, Inc. 3.20% 5/1/2030	40	36
Kronos Acquisition Holdings, Inc. 5.00% 12/31/2026[4]	250	245
Minerva Luxembourg SA 8.875% 9/13/2033[4]	1,530	1,611
Philip Morris International, Inc. 5.75% 11/7/2032	1,297	1,340
Philip Morris International, Inc. 5.375% 2/15/2033	300	303
Philip Morris International, Inc. 5.625% 9/7/2033	2,550	2,609
Philip Morris International, Inc. 5.25% 2/13/2034	1,741	1,726
Post Holdings, Inc. 4.625% 4/15/2030[4]	650	597
Post Holdings, Inc. 6.25% 2/15/2032[4]	540	545
		30,723
Information technology 0.95%
Analog Devices, Inc. 2.95% 10/1/2051	1,053	715
Broadcom, Inc. 3.187% 11/15/2036[4]	450	358
Broadcom, Inc. 4.926% 5/15/2037[4]	3,276	3,111
Cisco Systems, Inc. 5.05% 2/26/2034	2,250	2,281
Cloud Software Group, Inc. 6.50% 3/31/2029[4]	1,030	978
Cloud Software Group, Inc. 9.00% 9/30/2029[4]	2,745	2,635
Cloud Software Group, Inc., Term Loan A, (3-month USD CME Term SOFR + 4.50%) 9.909% 9/29/2028[3,6]	495	493
CommScope, Inc. 4.75% 9/1/2029[4]	400	289
Finastra USA, Inc., Term Loan B, (3-month USD CME Term SOFR + 7.25%) 12.459% 9/13/2029[3,6,7]	273	275
Finastra USA, Inc., Term Loan, (3-month USD CME Term SOFR + 7.25%) 12.571% 9/13/2029[3,6,7]	5	5
Intel Corp. 5.15% 2/21/2034	1,213	1,216
Intel Corp. 5.60% 2/21/2054	695	709
NCR Atleos Corp. 9.50% 4/1/2029[4]	900	964
Oracle Corp. 3.60% 4/1/2050	1,299	939
Oracle Corp. 3.95% 3/25/2051	450	343
Oracle Corp. 5.55% 2/6/2053	497	487
Texas Instruments, Inc. 4.85% 2/8/2034	833	837
UKG, Inc. 6.875% 2/1/2031[4]	2,150	2,192
Wolfspeed, Inc. 9.875% 6/23/2030 (10.875% on 6/23/2026)[5,7,8]	800	779
		19,606
Total corporate bonds, notes & loans		625,961
U.S. Treasury bonds & notes 17.06% U.S. Treasury 16.21%
U.S. Treasury 5.00% 8/31/2025	8,750	8,768
U.S. Treasury 5.00% 9/30/2025	12,910	12,943
U.S. Treasury 5.00% 10/31/2025	38,625	38,740
Capital Group Core Plus Income ETF — Page 15 of 23

unaudited
Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 4.25% 1/31/2026	USD20,450	$20,292
U.S. Treasury 4.625% 2/28/2026	7,790	7,785
U.S. Treasury 4.50% 3/31/2026	6,700	6,685
U.S. Treasury 4.125% 6/15/2026	11,140	11,034
U.S. Treasury 4.125% 2/15/2027	43,990	43,631
U.S. Treasury 4.25% 3/15/2027	11,460	11,410
U.S. Treasury 2.875% 8/15/2028	720	680
U.S. Treasury 4.375% 8/31/2028[9]	14,750	14,813
U.S. Treasury 4.625% 9/30/2028	9,258	9,394
U.S. Treasury 4.875% 10/31/2028	22,675	23,252
U.S. Treasury 4.375% 11/30/2028	8,000	8,046
U.S. Treasury 4.00% 1/31/2029	23,700	23,465
U.S. Treasury 4.25% 2/28/2029	11,440	11,459
U.S. Treasury 4.125% 3/31/2029	4,370	4,352
U.S. Treasury 4.00% 7/31/2030	200	198
U.S. Treasury 4.625% 9/30/2030	1,865	1,907
U.S. Treasury 4.00% 1/31/2031	2,000	1,975
U.S. Treasury 4.25% 2/28/2031	11,780	11,805
U.S. Treasury 4.50% 11/15/2033	4,948	5,060
U.S. Treasury 4.00% 2/15/2034	9,270	9,120
U.S. Treasury 4.375% 8/15/2043[9]	14,064	13,906
U.S. Treasury 4.75% 11/15/2043[9]	10,140	10,525
U.S. Treasury 4.50% 2/15/2044	13,863	13,945
U.S. Treasury 3.625% 5/15/2053	2,777	2,441
U.S. Treasury 4.125% 8/15/2053	2,984	2,870
U.S. Treasury 4.75% 11/15/2053	1,000	1,068
U.S. Treasury 4.25% 2/15/2054	2,180	2,145
		333,714
U.S. Treasury inflation-protected securities 0.85%
U.S. Treasury Inflation-Protected Security 1.625% 10/15/2027[10]	17,800	17,638
Total U.S. Treasury bonds & notes		351,352
Asset-backed obligations 6.22%
ACHV ABS Trust, Series 2023-2PL, Class B, 6.88% 5/20/2030[1,4]	209	210
Affirm, Inc., Series 2023-B, Class D, 8.78% 9/15/2028[1,4]	995	1,022
Affirm, Inc., Series 2023-B, Class E, 11.32% 9/15/2028[1,4]	1,447	1,500
ALM Loan Funding, Series 2020-1A, Class A2, (3-month USD CME Term SOFR + 2.112%) 7.426% 10/15/2029[1,3,4]	500	503
American Credit Acceptance Receivables Trust, Series 2022-3, Class C, 4.86% 10/13/2028[1,4]	682	679
Avis Budget Rental Car Funding (AESOP), LLC, Series 2022-5, Class B, 7.09% 4/20/2027[1,4]	2,394	2,447
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-5, Class C, 6.85% 4/20/2028[1,4]	3,333	3,407
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-4A, Class B, 6.32% 6/20/2029[1,4]	2,369	2,427
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-4A, Class C, 7.24% 6/20/2029[1,4]	890	925
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-6, Class C, 7.03% 12/20/2029[1,4]	4,000	4,149
CF Hippolyta, LLC, Series 2020-1, Class B1, 2.28% 7/15/2060[1,4]	486	447
CFG Investments, Ltd., Series 2023-1, Class A, 8.56% 7/25/2034[1,4]	1,530	1,542
CPS Auto Receivables Trust, Series 2022-B, Class A, 2.88% 6/15/2026[1,4]	30	30
CPS Auto Receivables Trust, Series 2022-B, Class D, 5.19% 8/15/2028[1,4]	1,250	1,229
CPS Auto Trust, Series 2024-A, Class E, 8.42% 8/15/2031[1,4]	700	711
Credit Acceptance Auto Loan Trust, Series 2022-1A, Class C, 5.70% 10/15/2032[1,4]	1,000	986
Credit Acceptance Auto Loan Trust, Series 2022-1A, Class D, 6.63% 12/15/2032[1,4]	1,000	983
Exeter Automobile Receivables Trust, Series 2022-2A, Class D, 4.56% 7/17/2028[1]	26	25
Exeter Automobile Receivables Trust, Series 2023-2, Class E, 9.75% 11/15/2030[1,4]	848	905
Exeter Automobile Receivables Trust, Series 2023-3, Class E, 9.98% 1/15/2031[1,4]	1,022	1,085
Capital Group Core Plus Income ETF — Page 16 of 23

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Exeter Automobile Receivables Trust, Series 2023-4, Class E, 9.57% 2/18/2031[1,4]	USD3,010	$3,161
Exeter Automobile Receivables Trust, Series 2023-5, Class E, 9.58% 6/16/2031[1,4]	5,403	5,740
Exeter Automobile Receivables Trust, Series 2024-1, Class E, 7.89% 8/15/2031[1,4]	4,799	4,818
Exeter Automobile Receivables Trust, Series 2024-2A, Class E, 7.98% 10/15/2031[1,4]	3,027	3,035
Ford Credit Floorplan Master Owner Trust, Series 2023-1, Class D, 6.62% 5/15/2028[1,4]	2,335	2,359
GLS Auto Receivables Trust, Series 2023-3, Class E, 9.27% 8/15/2030[1,4]	950	996
GLS Auto Receivables Trust, Series 2023-4, Class E, 9.72% 8/15/2030[1,4]	1,900	2,013
GLS Auto Receivables Trust, Series 2024-1, Class E, 7.94% 10/15/2030[1,4]	915	919
Hertz Vehicle Financing III, LLC, Series 2023-1, Class C, 6.91% 6/25/2027[1,4]	2,200	2,224
Hertz Vehicle Financing III, LLC, Series 2023-1, Class 1D, 9.13% 6/25/2027[1,4]	672	683
Hertz Vehicle Financing III, LLC, Series 2023-3, Class D, 9.43% 2/25/2028[1,4]	6,553	6,730
Hertz Vehicle Financing III, LLC, Series 2022-2A, Class C, 2.95% 6/26/2028[1,4]	300	274
Hertz Vehicle Financing III, LLC, Series 2022-2, Class D, 5.16% 6/26/2028[1,4]	2,389	2,198
Hertz Vehicle Financing III, LLC, Series 2022-5, Class D, 6.78% 9/25/2028[1,4]	1,792	1,726
Hertz Vehicle Financing III, LLC, Series 2023-2, Class C, 7.13% 9/25/2029[1,4]	2,167	2,240
Hertz Vehicle Financing III, LLC, Series 2023-4, Class C, 7.51% 3/25/2030[1,4]	3,950	4,160
Hertz Vehicle Financing III, LLC, Series 2023-4, Class D, 9.44% 3/25/2030[1,4]	2,496	2,606
Hertz Vehicle Financing, LLC, Series 2021-2, Class D, 4.34% 12/27/2027[1,4]	5,000	4,567
LAD Auto Receivables Trust, Series 2023-1, Class C, 6.18% 12/15/2027[1,4]	1,368	1,380
Mission Lane Credit Card Master Trust, Series 2022-B, Class B, 10.42% 1/15/2028[1,7,8]	465	469
Mission Lane Credit Card Master Trust, Series 2022-B, Class D, 14.45% 1/15/2028[1,7,8]	3,500	3,528
Mission Lane Credit Card Master Trust, Series 2023-A, Class B, 8.15% 7/17/2028[1,4]	2,459	2,484
Mission Lane Credit Card Master Trust, Series 2023-A, Class C, 10.03% 7/17/2028[1,4]	5,600	5,637
Mission Lane Credit Card Master Trust, Series 2023-B, Class D, 12.43% 11/15/2028[1,4]	5,000	5,042
Mission Lane Credit Card Master Trust, Series 2023-B, Class E, 0.162% 11/15/2028[1,4]	5,000	5,026
OnDeck Asset Securitization Trust, LLC, Series 2023-1A, Class B, 8.25% 8/19/2030[1,4]	1,364	1,363
Prestige Auto Receivables Trust, Series 2023-1, Class D, 6.33% 4/16/2029[1,4]	1,912	1,908
Prestige Auto Receivables Trust, Series 2024-1, Class E, 8.20% 4/15/2031[1,4]	1,196	1,205
Research-Driven Pagaya Motor Asset Trust I, Series 2022-3, Class A, 5.38% 11/25/2030[1,4]	577	574
Research-Driven Pagaya Motor Asset Trust I, Series 2022-3, Class B, 6.58% 11/25/2030[1,4]	337	331
Santander Drive Auto Receivables Trust, Series 2022-7, Class C, 6.69% 3/17/2031[1]	796	813
SMB Private Education Loan Trust, Series 2021-A, Class D1, 3.86% 1/15/2053[1,4]	1,780	1,543
SMB Private Education Loan Trust, Series 2021-A, Class D2, 3.86% 1/15/2053[1,4]	906	785
SMB Private Education Loan Trust, Series 2023-A, Class B, 5.88% 1/15/2053[1,4]	2,490	2,505
SMB Private Education Loan Trust, Series 2022-A, Class D, 4.75% 11/16/2054[1,4]	208	196
SMB Private Education Loan Trust, Series 2024-A, Class D, 8.22% 3/15/2056[1,4]	8,883	8,997
SMB Private Education Loan Trust, Series 2023-B, Class D, 7.56% 10/16/2056[1,4]	5,000	4,972
SMB Private Education Loan Trust, Series 2022-D, Class D, 7.23% 10/15/2058[1,4]	2,000	1,995
Westlake Automobile Receivables Trust, Series 2022-2A, Class D, 5.48% 9/15/2027[1,4]	1,562	1,551
		127,965
Bonds & notes of governments & government agencies outside the U.S. 1.86%
Abu Dhabi (Emirate of) 1.70% 3/2/2031[4]	300	249
Angola (Republic of) 8.75% 4/14/2032	2,225	2,051
Angola (Republic of) 8.75% 4/14/2032[4]	800	737
Argentine Republic 0.75% 7/9/2030 (1.75% on 7/9/2027)[5]	1,100	579
Chile (Republic of) 2.45% 1/31/2031	400	343
Chile (Republic of) 4.34% 3/7/2042	200	175
Colombia (Republic of) 8.00% 4/20/2033	280	296
Colombia (Republic of) 7.50% 2/2/2034	3,195	3,273
Colombia (Republic of) 8.00% 11/14/2035	2,075	2,184
Dominican Republic 4.50% 1/30/2030[4]	500	457
Dominican Republic 5.875% 1/30/2060	2,880	2,456
Egypt (Arab Republic of) 5.80% 9/30/2027	200	181
Egypt (Arab Republic of) 5.875% 2/16/2031	600	482
Capital Group Core Plus Income ETF — Page 17 of 23

unaudited
Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Egypt (Arab Republic of) 8.50% 1/31/2047	USD1,130	$900
Egypt (Arab Republic of) 8.70% 3/1/2049	950	773
Egypt (Arab Republic of) 8.75% 9/30/2051	2,589	2,102
Egypt (Arab Republic of) 8.15% 11/20/2059	200	153
Egypt (Arab Republic of) 7.50% 2/16/2061	200	144
Export-Import Bank of India 2.25% 1/13/2031[4]	250	207
Honduras (Republic of) 5.625% 6/24/2030	2,440	2,174
Jordan (Hashemite Kingdom of) 7.50% 1/13/2029	800	800
Mongolia (State of) 4.45% 7/7/2031	500	425
Oman (Sultanate of) 7.00% 1/25/2051	980	1,034
Oman (Sultanate of) 7.00% 1/25/2051[4]	500	528
Panama (Republic of) 7.50% 3/1/2031	315	327
Panama (Republic of) 2.252% 9/29/2032	1,450	1,039
Panama (Republic of) 6.875% 1/31/2036	1,475	1,442
Panama (Republic of) 8.00% 3/1/2038	470	494
Panama (Republic of) 4.50% 4/16/2050	750	508
Panama (Republic of) 6.853% 3/28/2054	1,550	1,411
Panama (Republic of) 4.50% 4/1/2056	1,400	916
Panama (Republic of) 7.875% 3/1/2057	260	263
Paraguay (Republic of) 4.95% 4/28/2031	500	482
Paraguay (Republic of) 6.00% 2/9/2036[4]	622	631
Senegal (Republic of) 6.75% 3/13/2048	2,491	1,855
South Africa (Republic of) 5.875% 4/20/2032	1,003	905
United Mexican States 4.50% 4/22/2029	450	436
United Mexican States 4.75% 4/27/2032	860	817
United Mexican States 6.00% 5/7/2036	1,670	1,677
United Mexican States 6.338% 5/4/2053	1,485	1,469
United Mexican States 6.40% 5/7/2054	955	954
		38,329
Texas 0.08%
Brazoria County Industrial Dev. Corp., Solid Waste Disposal Facs. Rev. Bonds (Aleon Renewable Metals, LLC Project), Series 2023, AMT, 12.00% 6/1/2043[4]	1,575	1,593
Total bonds, notes & other debt instruments (cost: $2,006,384,000)		2,027,292
Common stocks 0.01% Consumer discretionary 0.01%	Shares
Party City Holdco, Inc.[8]	7,446	140
Party City Holdco, Inc.[4,8]	74	1
		141
Short-term securities 23.21% Money market investments 23.21%
Capital Group Central Cash Fund 5.37%[11,12]	4,779,808	477,790
Total short-term securities (cost: $477,958,000)		477,790
Total investment securities 121.68% (cost $2,484,405,000)		2,505,223
Other assets less liabilities (21.68)%		(446,286)
Net assets 100.00%		$2,058,937
Capital Group Core Plus Income ETF — Page 18 of 23

unaudited
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 3/31/2024 (000)
2 Year U.S. Treasury Note Futures	Long	967	6/28/2024	USD197,736	$(212)
5 Year U.S. Treasury Note Futures	Long	692	6/28/2024	74,055	(141)
10 Year U.S. Treasury Note Futures	Long	1,325	6/18/2024	146,806	558
10 Year Ultra U.S. Treasury Note Futures	Short	1,084	6/18/2024	(124,236)	(576)
30 Year U.S. Treasury Bond Futures	Long	368	6/18/2024	44,321	400
30 Year Ultra U.S. Treasury Bond Futures	Short	207	6/18/2024	(26,703)	(287)
					$(258)
Forward currency contracts

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 3/31/2024 (000)
Currency purchased (000)		Currency sold (000)
USD	810	EUR	886	BNP Paribas SA	4/19/2024	$12
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive			Pay			Expiration date	Notional amount (000)	Value at 3/31/2024 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 3/31/2024 (000)
Rate	Payment frequency	Rate	Payment frequency
5.0145%	Annual	SOFR	Annual	10/27/2025	USD275,000	$670		$—	$670
SOFR	Annual	3.3885%	Annual	4/18/2028	35,000	1,526		—	1,526
4.175%	Annual	SOFR	Annual	11/21/2028	140,000	279		—	279
SOFR	Annual	3.1585%	Annual	1/18/2033	43,000	2,409		—	2,409
SOFR	Annual	3.2205%	Annual	4/18/2033	58,000	3,897		—	3,897
4.133%	Annual	SOFR	Annual	11/20/2043	16,000	635		—	635
SOFR	Annual	3.949%	Annual	11/21/2053	10,000	(519)		—	(519)
						$8,897		$—	$8,897
Bilateral interest rate swaps
Receive		Pay		Counterparty	Expiration date	Notional amount (000)	Value at 3/31/2024 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 3/31/2024 (000)
Rate	Payment frequency	Rate	Payment frequency
12.54%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/2/2026	BRL19,454	$178	$—	$178
Capital Group Core Plus Income ETF — Page 19 of 23

unaudited
Investments in affiliates12

	Value at 1/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 3/31/2024 (000)	Dividend or interest income (000)
Short-term securities 23.21%
Money market investments 23.21%
Capital Group Central Cash Fund 5.37%[11]	$422,052	$282,198	$226,309	$(6)	$(145)	$477,790	$6,775
Restricted securities7

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Mission Lane Credit Card Master Trust, Series 2022-B, Class D, 14.45% 1/15/2028[1],8	12/6/2022	$3,499	$3,528.17%
Mission Lane Credit Card Master Trust, Series 2022-B, Class B, 10.42% 1/15/2028[1],8	12/6/2022	465	469.02
Stillwater Mining Co. 4.50% 11/16/2029	2/20/2024	1,076	1,066.05
Stillwater Mining Co. 4.00% 11/16/2026	2/9/2024	543	537.03
Wolfspeed, Inc. 9.875% 6/23/2030 (10.875% on 6/23/2026)[5],8	6/23/2023	770	779.04
Finastra USA, Inc., Term Loan B, (3-month USD CME Term SOFR + 7.25%) 12.713% 9/13/2029[3,6]	9/12/2023	268	275.02
Finastra USA, Inc., Term Loan, (3-month USD CME Term SOFR + 7.25%) 12.61% 9/13/2029[3,6]	9/12/2023	5	5	.00%[13]
		$6,626	$6,659.33%
[1]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[2]	Purchased on a TBA basis.
[3]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
[4]	Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $496,463,000, which represented 24.11% of the net assets of the fund.
[5]	Step bond; coupon rate may change at a later date.
[6]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $1,342,000, which represented 0.05% of the net assets of the fund.
[7]	Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $6,659,000, which represented 0.33% of the net assets of the fund.
[8]	Value determined using significant unobservable inputs.
[9]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $7,328,000, which represented .36% of the net assets of the fund.
[10]	Index-linked bond whose principal amount moves with a government price index.
[11]	Rate represents the seven-day yield at 3/31/2024.
[12]	Part of the same "group of investment companies" as the fund as defined under the Investment Company Act of 1940, as amended.
[13]	Amount less than .01%.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Capital Group Core Plus Income ETF — Page 20 of 23

unaudited
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. Exchange-traded futures are generally valued at the official settlement price of the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. The average month-end notional amount of futures contracts while held was $665,860,000. Forward currency contracts are valued based on the spot and forward exchange rates obtained from a third-party pricing vendor. The average month-end notional amount of open forward currency contracts while held was $881,000. Swaps are generally valued using evaluated prices obtained from third-party pricing vendors who calculate these values based on market inputs that may include the yields of the indices referenced in the instrument and the relevant curve, dealer quotes, default probabilities and recovery rates, other reference data, and terms of the contract. The average month-end notional amount of interest rate swaps while held was $600,254,000.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Capital Group Core Plus Income ETF — Page 21 of 23

unaudited
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of March 31, 2024 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Mortgage-backed obligations	$—	$882,092	$—	$882,092
Corporate bonds, notes & loans	—	625,182	779	625,961
U.S. Treasury bonds & notes	—	351,352	—	351,352
Asset-backed obligations	—	123,968	3,997	127,965
Bonds & notes of governments & government agencies outside the U.S.	—	38,329	—	38,329
Municipals	—	1,593	—	1,593
Common stocks	—	—	141	141
Short-term securities	477,790	—	—	477,790
Total	$477,790	$2,022,516	$4,917	$2,505,223
	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$958	$—	$—	$958
Unrealized appreciation on open forward currency contracts	—	12	—	12
Unrealized appreciation on centrally cleared interest rate swaps	—	9,416	—	9,416
Unrealized appreciation on bilateral interest rate swaps	—	178	—	178
Liabilities:
Unrealized depreciation on futures contracts	(1,216)	—	—	(1,216)
Unrealized depreciation on centrally cleared interest rate swaps	—	(519)	—	(519)
Total	$(258)	$9,087	$—	$8,829
*	Futures contracts, forward currency contracts and interest rate swaps are not included in the investment portfolio.
Capital Group Core Plus Income ETF — Page 22 of 23

unaudited
Key to abbreviation(s)
AMT = Alternative Minimum Tax
Assn. = Association
BRL = Brazilian reais
BZDIOVER = Overnight Brazilian Interbank Deposit Rate
CME = CME Group
DAC = Designated Activity Company
Dev. = Development

EUR = Euros
Facs. = Facilities
Rev. = Revenue
SOFR = Secured Overnight Financing Rate
TBA = To-be-announced
USD = U.S. dollars

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing.
You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2024 Capital Group. All rights reserved.
ETGEFP1-306-0524O-S96506	Capital Group Core Plus Income ETF — Page 23 of 23